Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,747,002.20

Principal:
Principal Collections	$19,237,862.38
Prepayments in Full	$13,585,634.83
Liquidation Proceeds	$314,140.85
Recoveries	$69,500.98
Sub Total	$33,207,139.04
Collections	$35,954,141.24

Purchase Amounts:
Purchase Amounts Related to Principal	$182,287.86
Purchase Amounts Related to Interest	$752.59
Sub Total	$183,040.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,137,181.69

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$36,137,181.69
Servicing Fee	$632,712.65	$632,712.65	$0.00	$0.00	$35,504,469.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,504,469.04
Interest - Class A-2 Notes	$52,489.92	$52,489.92	$0.00	$0.00	$35,451,979.12
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$35,164,842.45
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$35,059,707.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,059,707.03
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$35,004,435.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,004,435.03
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$34,962,542.36
Third Priority Principal Payment	$1,440,879.56	$1,440,879.56	$0.00	$0.00	$33,521,662.80
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$33,466,829.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,466,829.47
Regular Principal Payment	$30,385,071.92	$30,385,071.92	$0.00	$0.00	$3,081,757.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,081,757.55
Residuel Released to Depositor	$0.00	$3,081,757.55	$0.00	$0.00	$0.00
Total		$36,137,181.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,440,879.56
Regular Principal Payment					$30,385,071.92
Total					$31,825,951.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,825,951.48	$76.87	$52,489.92	$0.13	$31,878,441.40	$77.00
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$31,825,951.48	$23.71	$596,760.01	$0.44	$32,422,711.49	$24.15

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$114,523,452.15	0.2766267	$82,697,500.67	0.1997524
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$727,773,452.15	0.5422041	$695,947,500.67	0.5184932

Pool Information
Weighted Average APR	4.217%	4.214%
Weighted Average Remaining Term	43.58	42.72
Number of Receivables Outstanding	40,959	39,958
Pool Balance	$759,255,174.91	$725,665,880.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$732,342,363.49	$700,012,572.59
Pool Factor	0.5566455	0.5320196

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$10,884,988.20
Yield Supplement Overcollateralization Amount	$25,653,307.68
Targeted Overcollateralization Amount	$29,718,379.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,718,379.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		95	$269,368.72
(Recoveries)		49	$69,500.98
Net Losses for Current Collection Period			$199,867.74
Cumulative Net Losses Last Collection Period			$3,080,202.73
Cumulative Net Losses for all Collection Periods			$3,280,070.47

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.32%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.42%	492	$10,300,944.99
61-90 Days Delinquent	0.17%	50	$1,199,833.72
91-120 Days Delinquent	0.01%	5	$95,235.92
Over 120 Days Delinquent	0.05%	18	$384,413.31
Total Delinquent Receivables	1.65%	565	$11,980,427.94

Repossession Inventory:
Repossessed in the Current Collection Period		30	$588,839.75
Total Repossessed Inventory		49	$1,043,091.29

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4549%
Preceding Collection Period			0.4100%
Current Collection Period			0.3230%
Three Month Average			0.3960%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1645%
Preceding Collection Period			0.1514%
Current Collection Period			0.1827%
Three Month Average			0.1662%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer